Fair Value Measurements - Schedule of changes in fair value of warrant liabilities (Q3) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance	$ 12,650,000	$ 12,190,000
Initial measurement			11,960,000
Change in fair value of warrant liabilities	(3,335,000)	460,000	230,000
Fair value ending balance	9,315,000	12,650,000	12,190,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance	6,586,000	6,348,666
Initial measurement			6,230,000
Change in fair value of warrant liabilities	(1,720,667)	237,334	118,666
Fair value ending balance	4,865,333	6,586,000	6,348,666
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance	19,236,000	18,538,666
Initial measurement			18,190,000
Change in fair value of warrant liabilities	(5,055,667)	697,334	348,666
Fair value ending balance	$ 14,180,333	$ 19,236,000	$ 18,538,666